UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2012

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited)	December 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.8%
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.4%
BorgWarner Inc.	2,081	$149,041	*
Delphi Automotive PLC	5,300	202,725	*
Goodyear Tire & Rubber Co.	4,341	59,949	*
Johnson Controls Inc.	12,162	373,374

Total Auto Components		785,089

Automobiles - 0.5%
Ford Motor Co.	66,601	862,483
Harley-Davidson Inc.	3,991	194,920

Total Automobiles		1,057,403

Distributors - 0.1%
Genuine Parts Co.	2,765	175,799

Diversified Consumer Services - 0.1%
Apollo Group Inc., Class A Shares	1,719	35,961	*
H&R Block Inc.	4,801	89,155

Total Diversified Consumer Services		125,116

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8,022	294,969
Chipotle Mexican Grill Inc.	560	166,578	*
Darden Restaurants Inc.	2,274	102,489
International Game Technology	4,719	66,868
Marriott International Inc., Class A Shares	4,340	161,752
McDonald’s Corp.	17,820	1,571,902
Starbucks Corp.	13,056	700,063
Starwood Hotels & Resorts Worldwide Inc.	3,466	198,810
Wyndham Worldwide Corp.	2,471	131,482
Wynn Resorts Ltd.	1,397	157,148
Yum! Brands Inc.	7,749	514,533

Total Hotels, Restaurants & Leisure		4,066,594

Household Durables - 0.3%
D.R. Horton Inc.	4,877	96,467
Garmin Ltd.	1,923	78,497
Harman International Industries Inc.	1,196	53,390
Leggett & Platt Inc.	2,486	67,669
Lennar Corp., Class A Shares	2,860	110,596
Newell Rubbermaid Inc.	5,125	114,134
PulteGroup Inc.	5,952	108,088	*
Whirlpool Corp.	1,383	140,720

Total Household Durables		769,561

Internet & Catalog Retail - 1.1%
Amazon.com Inc.	6,349	1,594,488	*
Expedia Inc.	1,626	99,918
Netflix Inc.	979	90,832	*
Priceline.com Inc.	873	542,307	*
TripAdvisor Inc.	1,946	81,654	*

Total Internet & Catalog Retail		2,409,199

Leisure Equipment & Products - 0.1%
Hasbro Inc.	2,053	73,703
Mattel Inc.	6,055	221,734

Total Leisure Equipment & Products		295,437

Media - 3.6%
Cablevision Systems Corp., New York Group, Class A Shares	3,802	56,802
CBS Corp., Class B Shares	10,440	397,242
Comcast Corp., Class A Shares	46,529	1,739,254
DIRECTV	10,578	530,593	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Media - 3.6% (continued)
Discovery Communications Inc., Class A Shares	4,190	$265,981	*
Gannett Co. Inc.	4,019	72,382
Interpublic Group of Cos. Inc.	7,487	82,507
McGraw-Hill Cos. Inc.	4,898	267,774
News Corp., Class A Shares	35,410	904,371
Omnicom Group Inc.	4,654	232,514
Scripps Networks Interactive, Class A Shares	1,553	89,950
Time Warner Cable Inc.	5,384	523,271
Time Warner Inc.	16,641	795,939
Viacom Inc., Class B Shares	8,157	430,200
Walt Disney Co.	30,980	1,542,494
Washington Post Co., Class B Shares	78	28,486

Total Media		7,959,760

Multiline Retail - 0.8%
Big Lots Inc.	1,043	29,684	*
Dollar General Corp.	4,631	204,181	*
Dollar Tree Inc.	4,040	163,862	*
Family Dollar Stores Inc.	1,692	107,290
J.C. Penney Co. Inc.	2,490	49,078
Kohl’s Corp.	3,745	160,960
Macy’s Inc.	6,997	273,023
Nordstrom Inc.	2,689	143,861
Target Corp.	11,521	681,698

Total Multiline Retail		1,813,637

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A Shares	1,391	66,726
AutoNation Inc.	682	27,075	*
AutoZone Inc.	658	233,215	*
Bed Bath & Beyond Inc.	4,029	225,261	*
Best Buy Co. Inc.	4,681	55,470
CarMax Inc.	4,036	151,511	*
GameStop Corp., Class A Shares	2,112	52,990
Gap Inc.	5,233	162,432
Home Depot Inc.	26,341	1,629,191
Limited Brands Inc.	4,165	196,005
Lowe’s Cos. Inc.	19,984	709,832
O’Reilly Automotive Inc.	2,014	180,092	*
PetSmart Inc.	1,873	128,001
Ross Stores Inc.	3,998	216,492
Sherwin-Williams Co.	1,513	232,730
Staples Inc.	11,726	133,676
Tiffany & Co.	2,116	121,331
TJX Cos. Inc.	12,930	548,879
Urban Outfitters Inc.	1,928	75,886	*

Total Specialty Retail		5,146,795

Textiles, Apparel & Luxury Goods - 0.7%
Coach Inc.	4,992	277,106
Fossil Inc.	949	88,352	*
NIKE Inc., Class B Shares	13,692	706,507
Ralph Lauren Corp.	1,088	163,113
V.F. Corp.	1,567	236,570

Total Textiles, Apparel & Luxury Goods		1,471,648

TOTAL CONSUMER DISCRETIONARY		26,076,038

CONSUMER STAPLES - 10.8%
Beverages - 2.4%
Beam Inc.	2,805	171,357
Brown-Forman Corp., Class B Shares	2,688	170,016
Coca-Cola Co.	68,321	2,476,636
Coca-Cola Enterprises Inc.	4,779	151,638
Constellation Brands Inc., Class A Shares	2,657	94,031	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Beverages - 2.4% (continued)
Dr. Pepper Snapple Group Inc.	3,647	$161,125
Molson Coors Brewing Co., Class B Shares	2,765	118,314
Monster Beverage Corp.	2,600	137,488	*
PepsiCo Inc.	27,409	1,875,598

Total Beverages		5,356,203

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	7,682	758,751
CVS Caremark Corp.	21,931	1,060,364
Kroger Co.	9,068	235,949
Safeway Inc.	4,196	75,906
Sysco Corp.	10,377	328,536
Wal-Mart Stores Inc.	29,801	2,033,322
Walgreen Co.	14,815	548,303
Whole Foods Market Inc.	2,988	272,894

Total Food & Staples Retailing		5,314,025

Food Products - 1.8%
Archer-Daniels-Midland Co.	11,579	317,149
Campbell Soup Co.	3,159	110,218
ConAgra Foods Inc.	7,227	213,196
Dean Foods Co.	3,284	54,219	*
General Mills Inc.	11,345	458,451
H.J. Heinz Co.	5,660	326,469
Hershey Co.	2,639	190,589
Hormel Foods Corp.	2,360	73,656
J.M. Smucker Co.	1,912	164,891
Kellogg Co.	4,364	243,729
Kraft Foods Group Inc.	10,451	475,207
McCormick & Co. Inc., Non Voting Shares	2,340	148,660
Mead Johnson Nutrition Co., Class A Shares	3,561	234,634
Mondelez International Inc., Class A Shares	31,155	793,518
Tyson Foods Inc., Class A Shares	5,055	98,067

Total Food Products		3,902,653

Household Products - 2.2%
Clorox Co.	2,300	168,406
Colgate-Palmolive Co.	7,888	824,612
Kimberly-Clark Corp.	6,928	584,931
Procter & Gamble Co.	48,063	3,262,997

Total Household Products		4,840,946

Personal Products - 0.2%
Avon Products Inc.	7,507	107,801
Estee Lauder Cos. Inc., Class A Shares	4,268	255,482

Total Personal Products		363,283

Tobacco - 1.8%
Altria Group Inc.	35,000	1,099,700
Lorillard Inc.	2,367	276,158
Philip Morris International Inc.	29,447	2,462,947
Reynolds American Inc.	5,719	236,938

Total Tobacco		4,075,743

TOTAL CONSUMER STAPLES		23,852,853

ENERGY - 11.1%
Energy Equipment & Services - 1.9%
Baker Hughes Inc.	7,788	318,062
Cameron International Corp.	4,358	246,053	*
Diamond Offshore Drilling Inc.	1,223	83,115
Ensco PLC, Class A Shares	4,100	243,048
FMC Technologies Inc.	4,206	180,143	*
Halliburton Co.	16,417	569,506
Helmerich & Payne Inc.	1,871	104,795
Nabors Industries Ltd.	5,099	73,680	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Energy Equipment & Services - 1.9% (continued)
National-Oilwell Varco Inc.	7,456	$509,617
Noble Corp.	4,456	155,158
Rowan Cos. PLC, Class A Shares	2,186	68,356	*
Schlumberger Ltd.	23,109	1,601,223

Total Energy Equipment & Services		4,152,756

Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	8,872	659,278
Apache Corp.	6,929	543,926
Cabot Oil & Gas Corp.	3,726	185,331
Chesapeake Energy Corp.	9,063	150,627
Chevron Corp.	34,541	3,735,264
ConocoPhillips	21,426	1,242,494
CONSOL Energy Inc.	3,995	128,239
Denbury Resources Inc.	6,801	110,176	*
Devon Energy Corp.	6,638	345,441
EOG Resources Inc.	4,823	582,570
Exxon Mobil Corp.	80,005	6,924,433
Hess Corp.	5,253	278,199
Kinder Morgan Inc.	11,257	397,710
Marathon Oil Corp.	12,454	381,840
Marathon Petroleum Corp.	5,984	376,992
Murphy Oil Corp.	3,227	192,168
Newfield Exploration Co.	2,370	63,469	*
Noble Energy Inc.	3,167	322,211
Occidental Petroleum Corp.	14,252	1,091,846
Peabody Energy Corp.	4,688	124,748
Phillips 66	11,148	591,959
Pioneer Natural Resources Co.	2,172	231,513
QEP Resources Inc.	3,136	94,927
Range Resources Corp.	2,885	181,265
Southwestern Energy Co.	6,241	208,512	*
Spectra Energy Corp.	11,783	322,618
Tesoro Corp.	2,462	108,451
Valero Energy Corp.	9,779	333,659
Williams Cos. Inc.	11,896	389,475
WPX Energy Inc.	3,511	52,244	*

Total Oil, Gas & Consumable Fuels		20,351,585

TOTAL ENERGY		24,504,341

FINANCIALS - 15.8%
Capital Markets - 2.0%
Ameriprise Financial Inc.	3,613	226,282
Bank of New York Mellon Corp.	20,549	528,109
BlackRock Inc.	2,209	456,622
Charles Schwab Corp.	19,405	278,656
E*TRADE Financial Corp.	4,452	39,845	*
Franklin Resources Inc.	2,440	306,708
Goldman Sachs Group Inc.	7,793	994,075
Invesco Ltd.	7,774	202,824
Legg Mason Inc.	2,056	52,880	(a)
Morgan Stanley	24,160	461,939
Northern Trust Corp.	3,880	194,621
State Street Corp.	8,163	383,743
T. Rowe Price Group Inc.	4,498	292,955

Total Capital Markets		4,419,259

Commercial Banks - 2.8%
BB&T Corp.	12,354	359,625
Comerica Inc.	3,365	102,094
Fifth Third Bancorp	15,947	242,235
First Horizon National Corp.	4,361	43,217
Huntington Bancshares Inc.	15,085	96,393
KeyCorp	16,441	138,433

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Commercial Banks - 2.8% (continued)
M&T Bank Corp.	2,142	$210,923
PNC Financial Services Group Inc.	9,249	539,309
Regions Financial Corp.	25,091	178,648
SunTrust Banks Inc.	9,403	266,575
U.S. Bancorp	33,402	1,066,860
Wells Fargo & Co.	85,927	2,936,985
Zions Bancorporation	3,222	68,951

Total Commercial Banks		6,250,248

Consumer Finance - 0.9%
American Express Co.	17,358	997,738
Capital One Financial Corp.	10,340	598,996
Discover Financial Services	9,066	349,494
SLM Corp.	8,174	140,021

Total Consumer Finance		2,086,249

Diversified Financial Services - 3.7%
Bank of America Corp.	188,169	2,182,761
Citigroup Inc.	51,088	2,021,041
CME Group Inc.	5,423	275,000
IntercontinentalExchange Inc.	1,274	157,734	*
JPMorgan Chase & Co.	66,769	2,935,833
Leucadia National Corp.	3,495	83,146
Moody’s Corp.	3,410	171,591
Nasdaq OMX Group Inc.	2,035	50,895
NYSE Euronext	4,311	135,969
Principal Financial Group Inc.	4,859	138,579

Total Diversified Financial Services		8,152,549

Insurance - 4.0%
ACE Ltd.	5,993	478,241
AFLAC Inc.	8,245	437,974
Allstate Corp.	8,460	339,838
American International Group Inc.	25,828	911,728	*
Aon PLC	5,628	312,917
Assurant Inc.	1,384	48,025
Berkshire Hathaway Inc., Class B Shares	32,302	2,897,489	*
Chubb Corp.	4,635	349,108
Cincinnati Financial Corp.	2,593	101,542
Genworth Financial Inc., Class A Shares	8,460	63,535	*
Hartford Financial Services Group Inc.	7,583	170,163
Lincoln National Corp.	4,800	124,320
Loews Corp.	5,470	222,903
Marsh & McLennan Cos. Inc.	9,635	332,118
MetLife Inc.	19,102	629,220
Progressive Corp.	9,808	206,949
Prudential Financial Inc.	8,132	433,680
Torchmark Corp.	1,669	86,237
Travelers Cos. Inc.	6,749	484,713
Unum Group	4,855	101,081
XL Group PLC	5,327	133,495

Total Insurance		8,865,276

Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	7,012	541,817
Apartment Investment and Management Co., Class A Shares	2,622	70,951
AvalonBay Communities Inc.	2,058	279,044
Boston Properties Inc.	2,696	285,264
Equity Residential	5,791	328,176
HCP Inc.	8,044	363,428
Health Care REIT Inc.	4,642	284,508
Host Hotels & Resorts Inc.	12,901	202,159
Kimco Realty Corp.	7,260	140,263
Plum Creek Timber Co. Inc.	2,844	126,188
Prologis Inc.	8,197	299,109

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 2.3% (continued)
Public Storage Inc.	2,580	$373,997
Simon Property Group Inc.	5,528	873,922
Ventas Inc.	5,236	338,874
Vornado Realty Trust	3,010	241,041
Weyerhaeuser Co.	9,531	265,152

Total Real Estate Investment Trusts (REITs)		5,013,893

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	5,274	104,953	*

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp Inc.	8,356	67,934
People’s United Financial Inc.	6,095	73,689

Total Thrifts & Mortgage Finance		141,623

TOTAL FINANCIALS		35,034,050

HEALTH CARE - 12.3%
Biotechnology - 1.7%
Alexion Pharmaceuticals Inc.	3,403	319,235	*
Amgen Inc.	13,459	1,161,781
Biogen Idec Inc.	4,208	617,187	*
Celgene Corp.	7,467	587,802	*
Gilead Sciences Inc.	13,419	985,626	*

Total Biotechnology		3,671,631

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	28,243	1,849,917
Baxter International Inc.	9,720	647,935
Becton, Dickinson & Co.	3,494	273,196
Boston Scientific Corp.	24,200	138,666	*
C.R. Bard Inc.	1,364	133,317
CareFusion Corp.	3,959	113,148	*
Covidien PLC	8,300	479,242
DENTSPLY International Inc.	2,523	99,936
Edwards Lifesciences Corp.	2,069	186,562	*
Hospira Inc.	2,932	91,596	*
Intuitive Surgical Inc.	718	352,086	*
Medtronic Inc.	17,763	728,638
St. Jude Medical Inc.	5,437	196,493
Stryker Corp.	5,094	279,253
Thermo Fisher Scientific Inc.	6,312	402,580
Varian Medical Systems Inc.	1,930	135,563	*
Zimmer Holdings Inc.	3,046	203,046

Total Health Care Equipment & Supplies		6,311,174

Health Care Providers & Services - 2.0%
Aetna Inc.	5,912	273,726
AmerisourceBergen Corp.	4,198	181,270
Cardinal Health Inc.	6,004	247,245
CIGNA Corp.	5,051	270,026
Coventry Health Care Inc.	2,390	107,144
DaVita Healthcare Partners Inc.	1,490	164,690	*
Express Scripts Holding Co.	14,485	782,190	*
Humana Inc.	2,818	193,399
Laboratory Corporation of America Holdings	1,683	145,781	*
McKesson Corp.	4,172	404,517
Patterson Cos. Inc.	1,489	50,968
Quest Diagnostics Inc.	2,815	164,030
Tenet Healthcare Corp.	1,861	60,427	*
UnitedHealth Group Inc.	18,024	977,622
WellPoint Inc.	5,405	329,272

Total Health Care Providers & Services		4,352,307

Health Care Technology - 0.1%
Cerner Corp.	2,541	197,283	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc.	6,112	$250,225
Life Technologies Corp.	2,976	146,062	*
PerkinElmer Inc.	2,021	64,147
Waters Corp.	1,540	134,165	*

Total Life Sciences Tools & Services		594,599

Pharmaceuticals - 5.4%
Allergan Inc.	5,436	498,644
Bristol-Myers Squibb Co.	29,449	959,743
Eli Lilly & Co.	18,169	896,095
Forest Laboratories Inc.	4,138	146,154	*
Johnson & Johnson	49,227	3,450,813
Merck & Co. Inc.	53,927	2,207,771
Mylan Inc.	7,251	199,258	*
Perrigo Co.	1,562	162,495
Pfizer Inc.	130,024	3,261,002
Watson Pharmaceuticals Inc.	2,279	195,994	*

Total Pharmaceuticals		11,977,969

TOTAL HEALTH CARE		27,104,963

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
Boeing Co.	12,020	905,827
General Dynamics Corp.	5,882	407,446
Honeywell International Inc.	13,924	883,756
L-3 Communications Holdings Inc.	1,664	127,496
Lockheed Martin Corp.	4,789	441,977
Northrop Grumman Corp.	4,344	293,567
Precision Castparts Corp.	2,584	489,461
Raytheon Co.	5,853	336,899
Rockwell Collins Inc.	2,499	145,367

Total Aerospace & Defense		4,031,796

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide Inc.	2,865	181,125
Expeditors International of Washington Inc.	3,707	146,612
FedEx Corp.	5,177	474,835
Ryder System Inc.	898	44,837
United Parcel Service Inc., Class B Shares	12,674	934,454

Total Air Freight & Logistics		1,781,863

Airlines - 0.1%
Southwest Airlines Co.	13,015	133,274

Building Products - 0.0%
Masco Corp.	6,151	102,476

Commercial Services & Supplies - 0.5%
ADT Corp.	4,147	192,794
Avery Dennison Corp.	1,754	61,250
Cintas Corp.	1,813	74,152
Iron Mountain Inc.	2,949	91,566
Pitney Bowes Inc.	3,488	37,112
Republic Services Inc.	5,289	155,126
Stericycle Inc.	1,519	141,677	*
Waste Management Inc.	7,655	258,280

Total Commercial Services & Supplies		1,011,957

Construction & Engineering - 0.2%
Fluor Corp.	2,938	172,578
Jacobs Engineering Group Inc.	2,290	97,486	*
Quanta Services Inc.	3,766	102,774	*

Total Construction & Engineering		372,838

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Eaton Corp. PLC	8,164	$442,489
Emerson Electric Co.	12,756	675,558
Rockwell Automation Inc.	2,473	207,707
Roper Industries Inc.	1,759	196,093

Total Electrical Equipment		1,521,847

Industrial Conglomerates - 2.9%
3M Co.	11,252	1,044,748
General Electric Co.	184,850	3,880,001
Textron Inc.	4,989	123,677
Tyco International Ltd.	8,230	240,728
United Technologies Corp.	14,893	1,221,375

Total Industrial Conglomerates		6,510,529

Machinery - 2.2%
Caterpillar Inc.	11,443	1,025,064
Cummins Inc.	3,125	338,594
Danaher Corp.	10,274	574,316
Deere & Co.	6,916	597,681
Dover Corp.	3,175	208,629
Flowserve Corp.	875	128,450
Illinois Tool Works Inc.	7,528	457,778
Ingersoll-Rand PLC	4,927	236,299
Joy Global Inc.	1,928	122,968
PACCAR Inc.	6,231	281,703
Pall Corp.	1,964	118,351
Parker Hannifin Corp.	2,609	221,921
Pentair Ltd., Registered Shares	3,718	182,740
Snap-on Inc.	1,034	81,676
Stanley Black & Decker Inc.	2,974	219,987
Xylem Inc.	3,264	88,454

Total Machinery		4,884,611

Professional Services - 0.1%
Dun & Bradstreet Corp.	801	62,999
Equifax Inc.	2,102	113,760
Robert Half International Inc.	2,514	79,995

Total Professional Services		256,754

Road & Rail - 0.8%
CSX Corp.	18,316	361,375
Norfolk Southern Corp.	5,587	345,500
Union Pacific Corp.	8,334	1,047,750

Total Road & Rail		1,754,625

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,822	225,139
W. W. Grainger Inc.	1,072	216,941

Total Trading Companies & Distributors		442,080

TOTAL INDUSTRIALS		22,804,650

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.0%
Cisco Systems Inc.	93,214	1,831,655
F5 Networks Inc.	1,423	138,244	*
Harris Corp.	2,026	99,193
JDS Uniphase Corp.	4,124	55,839	*
Juniper Networks Inc.	8,994	176,912	*
Motorola Solutions Inc.	4,957	276,006
QUALCOMM Inc.	30,090	1,866,182

Total Communications Equipment		4,444,031

Computers & Peripherals - 5.1%
Apple Inc.	16,604	8,850,430

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Computers & Peripherals - 5.1% (continued)
Dell Inc.	25,438	$257,687
EMC Corp.	37,081	938,149	*
Hewlett-Packard Co.	34,404	490,257
NetApp Inc.	6,314	211,835	*
SanDisk Corp.	4,294	187,047	*
Seagate Technology PLC	5,879	179,192
Western Digital Corp.	3,835	162,949

Total Computers & Peripherals		11,277,546

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	2,863	185,236
Corning Inc.	26,157	330,101
FLIR Systems Inc.	2,643	58,965
Jabil Circuit Inc.	3,221	62,133
Molex Inc.	2,423	66,221
TE Connectivity Ltd.	7,400	274,688

Total Electronic Equipment, Instruments & Components		977,344

Internet Software & Services - 2.3%
Akamai Technologies Inc.	3,131	128,089	*
eBay Inc.	20,457	1,043,716	*
Google Inc., Class A Shares	4,696	3,331,202	*
VeriSign Inc.	2,765	107,337	*
Yahoo! Inc.	18,257	363,315	*

Total Internet Software & Services		4,973,659

IT Services - 3.9%
Accenture PLC, Class A Shares	11,303	751,650
Automatic Data Processing Inc.	8,599	490,229
Cognizant Technology Solutions Corp., Class A Shares	5,346	395,871	*
Computer Sciences Corp.	2,724	109,096
Fidelity National Information Services Inc.	4,384	152,607
Fiserv Inc.	2,369	187,222	*
International Business Machines Corp.	18,795	3,600,182
MasterCard Inc., Class A Shares	1,896	931,467
Paychex Inc.	5,701	177,529
SAIC Inc.	5,050	57,166
Teradata Corp.	3,028	187,403	*
Total System Services Inc.	2,856	61,176
Visa Inc., Class A Shares	9,218	1,397,264
Western Union Co.	10,483	142,674

Total IT Services		8,641,536

Office Electronics - 0.1%
Xerox Corp.	21,964	149,795

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices Inc.	10,681	25,635	*
Altera Corp.	5,668	195,206
Analog Devices Inc.	5,323	223,885
Applied Materials Inc.	21,330	244,015
Broadcom Corp., Class A Shares	9,049	300,517
First Solar Inc.	1,094	33,783	*
Intel Corp.	87,465	1,804,403
KLA-Tencor Corp.	2,929	139,889
Lam Research Corp.	3,038	109,763	*
Linear Technology Corp.	4,094	140,424
LSI Corp.	9,727	68,867	*
Microchip Technology Inc.	3,455	112,599
Micron Technology Inc.	16,712	106,121	*
NVIDIA Corp.	10,787	132,572
Teradyne Inc.	3,307	55,855	*
Texas Instruments Inc.	19,796	612,488
Xilinx Inc.	4,632	166,289

Total Semiconductors & Semiconductor Equipment		4,472,311

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Software - 3.6%
Adobe Systems Inc.	8,839	$333,054	*
Autodesk Inc.	3,969	140,304	*
BMC Software Inc.	2,491	98,793	*
CA Inc.	5,884	129,330
Citrix Systems Inc.	3,367	221,380	*
Electronic Arts Inc.	5,338	77,561	*
Intuit Inc.	4,955	294,823
Microsoft Corp.	132,574	3,543,703
Oracle Corp.	66,727	2,223,344
Red Hat Inc.	3,591	190,179	*
Salesforce.com Inc.	2,314	388,983	*
Symantec Corp.	12,337	232,059	*

Total Software		7,873,513

TOTAL INFORMATION TECHNOLOGY		42,809,735

MATERIALS - 3.6%
Chemicals - 2.5%
Air Products & Chemicals Inc.	3,770	316,755
Airgas Inc.	1,248	113,930
CF Industries Holdings Inc.	1,101	223,679
Dow Chemical Co.	21,046	680,207
E.I. du Pont de Nemours & Co.	16,423	738,542
Eastman Chemical Co.	2,708	184,279
Ecolab Inc.	4,664	335,342
FMC Corp.	2,424	141,853
International Flavors & Fragrances Inc.	1,446	96,217
LyondellBasell Industries NV, Class A Shares	6,700	382,503
Monsanto Co.	9,502	899,364
Mosaic Co.	4,870	275,788
PPG Industries Inc.	2,715	367,475
Praxair Inc.	5,289	578,881
Sigma-Aldrich Corp.	2,136	157,167

Total Chemicals		5,491,982

Construction Materials - 0.1%
Vulcan Materials Co.	2,262	117,737

Containers & Packaging - 0.1%
Ball Corp.	2,719	121,675
Bemis Co. Inc.	1,827	61,131
Owens-Illinois Inc.	2,862	60,875	*
Sealed Air Corp.	3,464	60,655

Total Containers & Packaging		304,336

Metals & Mining - 0.7%
Alcoa Inc.	18,816	163,323
Allegheny Technologies Inc.	1,892	57,441
Cliffs Natural Resources Inc.	2,453	94,588
Freeport-McMoRan Copper & Gold Inc.	16,666	569,977
Newmont Mining Corp.	8,965	416,335
Nucor Corp.	5,575	240,728
United States Steel Corp.	2,500	59,675

Total Metals & Mining		1,602,067

Paper & Forest Products - 0.2%
International Paper Co.	7,784	310,114
MeadWestvaco Corp.	3,088	98,415

Total Paper & Forest Products		408,529

TOTAL MATERIALS		7,924,651

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T Inc.	100,103	3,374,472

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - 2.8% (continued)
CenturyLink Inc.	11,004	$430,476
Frontier Communications Corp.	17,196	73,599
Verizon Communications Inc.	50,665	2,192,275
Windstream Corp.	10,325	85,491

Total Diversified Telecommunication Services		6,156,313

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.	5,243	378,335	*
MetroPCS Communications Inc.	5,554	55,207	*
Sprint Nextel Corp.	53,360	302,551	*

Total Wireless Telecommunication Services		736,093

TOTAL TELECOMMUNICATION SERVICES		6,892,406

UTILITIES - 3.6%
Electric Utilities - 1.9%
American Electric Power Co. Inc.	8,566	365,597
Duke Energy Corp.	12,575	802,285
Edison International	5,797	261,966
Entergy Corp.	3,173	202,279
Exelon Corp.	15,102	449,134
FirstEnergy Corp.	7,461	311,571
NextEra Energy Inc.	7,450	515,466
Northeast Utilities	5,581	218,105
Pepco Holdings Inc.	4,090	80,205
Pinnacle West Capital Corp.	1,953	99,564
PPL Corp.	10,311	295,204
Southern Co.	15,490	663,127

Total Electric Utilities		4,264,503

Gas Utilities - 0.2%
AGL Resources Inc.	2,163	86,455
EQT Corp.	2,697	159,069
ONEOK Inc.	3,587	153,344

Total Gas Utilities		398,868

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	10,836	115,945
NRG Energy Inc.	5,648	129,848

Total Independent Power Producers & Energy Traders		245,793

Multi-Utilities - 1.4%
Ameren Corp.	4,331	133,048
CenterPoint Energy Inc.	7,539	145,126
CMS Energy Corp.	4,692	114,391
Consolidated Edison Inc.	5,188	288,141
Dominion Resources Inc.	10,213	529,033
DTE Energy Co.	3,051	183,213
Integrys Energy Group Inc.	1,353	70,654
NiSource Inc.	5,511	137,169
PG&E Corp.	7,647	307,256
Public Service Enterprise Group Inc.	8,958	274,115
SCANA Corp.	2,338	106,706
Sempra Energy	4,012	284,611
TECO Energy Inc.	3,609	60,487
Wisconsin Energy Corp.	4,095	150,901
Xcel Energy Inc.	8,622	230,294

Total Multi-Utilities		3,015,145

TOTAL UTILITIES		7,924,309

TOTAL COMMON STOCKS (Cost - $163,769,530)		224,927,996

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH S&P 500 INDEX FUND

Schedule of Investments (unaudited) (cont’d)	December 31, 2012

SECURITY	SHARES	VALUE
INVESTMENT IN UNDERLYING FUNDS - 1.3%
SPDR S&P 500 ETF Trust (Cost - $2,839,784)	19,841	$2,827,740

TOTAL INVESTMENTS - 103.1% (Cost - $166,609,314#)		227,755,736
Liabilities in Excess of Other Assets - (3.1)%		(6,916,200)

TOTAL NET ASSETS - 100.0%		$220,839,536

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$224,927,996	—	—	$224,927,996
Investment in Underlying Funds†	2,827,740	—	—	2,827,740

Total investments	$227,755,736	—	—	$227,755,736

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$82,812,889
Gross unrealized depreciation	(21,666,467)

Net unrealized appreciation	$61,146,422

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2012, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 28, 2013